Shareholders' Equity - Summary of Warrant Activity (Details) - Warrant [Member]	9 Months Ended
	Sep. 30, 2015 $ / shares shares
Number of Warrants Outstanding Beginning Balance | shares	875,000
Number of Warrants Issuance of warrants with Units - January 19, 2015 | shares	10,825,000	[1]
Number of Warrants Issuance of warrants with Units -April 20, 2015 | shares	10,791,679	[1]
Number of Warrants Issuance of warrants for services | shares	500,000
Number of Warrants Outstanding Ending Balance | shares	22,991,679
Weighted Average Exercise Price Outstanding Beginning Balance | $ / shares	$ 0.10
Weighted Average Exercise Price Outstanding Issuance of warrants with Units - January 19, 2015 | $ / shares	0.10	[1]
Weighted Average Exercise Price Outstanding Issuance of warrants with Units -April 20, 2015 | $ / shares	0.37	[1]
Weighted Average Exercise Price Outstanding Issuance of warrants for services | $ / shares	0.31
Weighted Average Exercise Price Outstanding Ending Balance | $ / shares	$ 0.23

[1]	The warrants contain most favor nation and call provision and the Company classifies these warrant instruments as liabilities measured at fair value and re-measures these instruments at fair value each reporting period. (See FN 9)